Post-employment benefits - Summary of Additional Details on Defined Pension Plans Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Information About Post Employment Benefits [Abstract]
Present value of defined benefit obligation	$ (23,199)	$ (23,013)	$ (19,252)
Plan assets, at fair value	19,360	19,927
Net pension liability	$ (3,839)	$ (3,086)